ACCUMULATED LOSSES (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
ACCUMULATED LOSSES [Abstract]
Balance at start of year		$ (34,752,074)	$ (13,230,837)
Net loss for the year	$ (13,230,837)	(17,444,754)	(21,521,237)
Balance at June 30	$ (13,230,837)	$ (52,196,828)	$ (34,752,074)